Related party disclosures	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Related party disclosures
30.	Related party disclosures

The ultimate parent

As of December 31, 2017, the controlling shareholder of the Company, HLA, indirectly owned 16,360,845, or 40.0% (2016: 16,360,845 or 40.2%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HLT, a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2016: 23.4%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 16.7% (2016: 16.8%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under Bye-Laws of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.

There were transactions other than dividends paid, between the Group and HLA of RMB 32, RMB 34 and RMB 34 (US$5) during the financial years ended December 31, 2015, 2016 and 2017 respectively. The transaction relates to consultancy fees charged by HLA.

Entity with significant influence over the Group

As of December 31, 2017, the Yulin City Government through Coomber Investment Ltd. owned 17.2% (2016: 17.3%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Sales
- Materials/engines to State Holding Company, its subsidiaries and affiliates	516,679	447,509	455,061	71,896
- Hospitality and restaurant service charged to State Holding Company, its subsidiaries and affiliates	3,247	4,761	4,454	704
- Diesel engines and materials to associates and joint ventures	156,444	219,724	412,591	65,186
Purchase
- Purchase of materials and supplies from subsidiaries and affiliates of State Holding Company	1,181,852	1,028,358	1,221,421	192,976
- Materials and supplies/engines from associates and joint ventures	90,354	308,610	914,211	144,439
Others
- Delivery expense charged by subsidiaries of State Holding Company	164,690	143,077	192,399	30,398
- Storage, distribution and handling expenses charged by a subsidiary of State Holding Company	30,462	50,181	18,007	2,845
- Property management service charged by an associate/ a subsidiary of SHC(ii)	23,359	20,976	22,212	3,509
- Leasing expenses charged by State Holding Company	12,951	4,715	8,676	1,371
- Consultancy fees charged by State Holding Company	—	10,026	12,264	1,938
- General and administrative expenses charged by State Holding Company	3,141	4,283	7,951	1,256
- General and administrative expenses charged by affiliates of HLA	6,271	6,887	6,913	1,092
- Charged by joint ventures for service provided	—	2,121	2,543	402
- Charged to subsidiaries of State Holding Company for service provided	—	8,873	21,274	3,361
- Charged to a joint venture for service provided	—	—	14,241	2,250
- Rental income charged to State Holding Company and its subsidiaries	619	5,454	4,483	708
- Purchases of vehicles/machineries from State Holding Company and its subsidiary	1,963	—	52,443	8,286
- Purchases of additional shareholding in a subsidiary from State Holding Company (i)	4,170	—	1,335	211
- Disposal of shareholding in an associate to State Holding Company (ii)	—	—	1,833	290
- Sales of an intangible asset to a joint venture	—	—	220,000	34,758

Note:

(i)	In October 2015, Yuchai acquired 2.86% of equity interest in YEMC from State Holding Company with a purchase consideration of RMB 4.2 million.

In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from State Holding Company with a purchase consideration of RMB 1.3 million (US$0.2 million).

(ii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to State Holding Company for a consideration of RMB 1.9 million (US$0.3 million).

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms. Balances with other PRC entities are excluded from this caption.

Terms and conditions of transactions with related parties

The transactions with related parties are made at terms agreed between the parties. Outstanding balances at the year-end are unsecured and interest free.

Compensation of key management personnel of the Group

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Short-term employee benefits	27,331	31,975	40,831	6,451
Contribution to defined contribution plans	305	415	385	61
Cost of share-based payment	8,477	4,387	1,294	204

	36,113	36,777	42,510	6,716

The non-executive directors do not receive pension entitlements from the Group.